Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Communication Services - 3.7%
Match Group, Inc. (a)	37,365	$1,463,774
Pinterest, Inc. (a)	61,841	1,671,562
Total Communication Services		3,135,336

Consumer Discretionary - 9.6%
Bright Horizons Family Solutions, Inc. (a)	14,690	1,196,647
Chipotle Mexican Grill, Inc. (a)	629	1,152,221
Five Below, Inc. (a)	5,967	960,090
Lululemon Athletica, Inc. (a)	3,244	1,250,919
Pool Corp.	3,859	1,374,190
Ross Stores, Inc.	19,823	2,239,008
Total Consumer Discretionary		8,173,075

Consumer Staples - 3.6%
Casey’s General Stores, Inc.	3,878	1,052,955
Church & Dwight Co., Inc.	9,420	863,155
Kenvue, Inc.	57,447	1,153,535
Total Consumer Staples		3,069,645

Financials - 6.4%
Jack Henry & Associates, Inc.	6,921	1,046,040
KKR & Co., Inc.	20,961	1,291,198
Tradeweb Markets, Inc.	18,474	1,481,615
WEX, Inc. (a)	8,903	1,674,565
Total Financials		5,493,418

Health Care - 21.3%
agilon health, Inc. (a)	35,786	635,559
Align Technology, Inc. (a)	3,891	1,188,000
Alnylam Pharmaceuticals, Inc. (a)	6,233	1,103,864
argenx SE - ADR (a)	2,251	1,106,659
Ascendis Pharma A/S - ADR (a)	7,434	696,120
Bio-Rad Laboratories, Inc. (a)	3,440	1,233,068
Bio-Techne Corp.	12,699	864,421
Dexcom, Inc. (a)	26,003	2,426,080
Edwards Lifesciences Corp. (a)	26,878	1,862,108
HealthEquity, Inc. (a)	18,197	1,329,291
IDEXX Laboratories, Inc. (a)	2,516	1,100,171
Inari Medical, Inc. (a)	18,335	1,199,109
Insulet Corp. (a)	2,805	447,369
Veeva Systems, Inc. - Class A (a)	9,153	1,862,178
West Pharmaceutical Services, Inc.	3,035	1,138,762
Total Health Care		18,192,759

Industrials - 24.1%
Booz Allen Hamilton Holding Corp.	13,381	1,462,142
Carlisle Cos., Inc.	5,488	1,422,819
Cintas Corp.	4,596	2,210,722
Copart, Inc. (a)	51,445	2,216,764
Equifax, Inc.	6,070	1,111,903
Generac Holdings, Inc. (a)	3,433	374,060
Genpact Ltd.	49,023	1,774,633
IDEX Corp.	3,057	635,917
Paycom Software, Inc.	5,548	1,438,430
Rentokil Initial PLC - ADR	32,184	1,192,417
SiteOne Landscape Supply, Inc. (a)	7,608	1,243,528
Verisk Analytics, Inc.	8,880	2,097,811
Waste Connections, Inc.	24,858	3,338,429
Total Industrials		20,519,575

Information Technology - 20.9%
Atlassian Corp. (a)	4,500	906,795
Autodesk, Inc. (a)	3,214	665,009
Cadence Design Systems, Inc. (a)	2,004	469,537
Crowdstrike Holdings, Inc. (a)	13,065	2,186,820
Dynatrace, Inc. (a)	35,669	1,666,812
Elastic NV (a)	4,476	363,630
Fair Isaac Corp. (a)	2,081	1,807,411
Gartner, Inc. (a)	5,782	1,986,753
Guidewire Software, Inc. (a)	4,765	428,850
HubSpot, Inc. (a)	925	455,563
Keysight Technologies, Inc. (a)	6,798	899,443
KLA Corp.	2,073	950,802
Klaviyo, Inc. (a)	13,305	459,023
Marvell Technology, Inc.	28,991	1,569,283
Monolithic Power Systems, Inc.	1,720	794,640
NXP Semiconductors NV	5,332	1,065,974
Workday, Inc. (a)	5,112	1,098,313
Total Information Technology		17,774,658

Materials - 2.2%
Vulcan Materials Co.	9,112	1,840,806
Total Materials		1,840,806

Real Estate - 2.2%
CoStar Group, Inc. (a)	23,901	1,837,748
Total Real Estate		1,837,748
TOTAL COMMON STOCKS (Cost $66,304,560)		80,037,020

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
SBA Communications Corp.	7,253	1,451,833
Total Real Estate		1,451,833
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,418,648)		1,451,833

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
First American Government Obligations Fund - Class Z, 5.22% (b)	3,427,464	3,427,464
Total Money Market Funds		3,427,464
TOTAL SHORT-TERM INVESTMENTS (Cost $3,427,464)		3,427,464

TOTAL INVESTMENTS - 99.7% (Cost $71,150,672)		84,916,317
Other Assets in Excess of Liabilities - 0.3%		273,450
TOTAL NET ASSETS - 100.0%		$85,189,767

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$80,037,020	$–	$–
Real Estate Investment Trusts	1,451,833	–	–
Total Equities	81,488,853	–	–

Short-Term Investments:	–	–	–
Money Market Funds	3,427,464	–	–
Total Short-Term Investments	3,427,464	–	–

Total Investments in Securities	$84,916,317	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.